Average Annual Total Returns	Prospectus #1 Eaton Vance Total Return Bond Fund Bloomberg U.S. Aggregate Bond Index One Year	Prospectus #1 Eaton Vance Total Return Bond Fund Bloomberg U.S. Aggregate Bond Index Five Years	Prospectus #1 Eaton Vance Total Return Bond Fund Bloomberg U.S. Aggregate Bond Index Ten Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A One Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class A Five Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A Ten Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class C One Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class C Five Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class C Ten Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class I One Year	Prospectus #1 Eaton Vance Total Return Bond Fund Class I Five Years	Prospectus #1 Eaton Vance Total Return Bond Fund Class I Ten Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Bloomberg Municipal Bond Index One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Bloomberg Municipal Bond Index Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Bloomberg Municipal Bond Index Ten Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A Ten Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class C One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class C Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class C Ten Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class I One Year	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class I Five Years	Prospectus #2 Eaton Vance AMT-Free Municipal Income Fund Class I Ten Years
Total	(1.54%)	3.57%	2.90%	(0.58%)	4.28%	3.92%	(1.70%)	2.86%	2.29%	(0.18%)	2.73%	2.31%	0.98%	4.17%	3.48%	3.00%	5.23%	4.51%	1.52%	4.17%	3.72%	(1.55%)	3.40%	3.98%	(1.55%)	3.39%	3.97%	0.08%	3.37%	3.93%	0.15%	3.31%	3.55%	2.12%	4.33%	4.59%